Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Transactions With Related Parties
Transactions with related parties during the year and balances outstanding at the year-end:

	Group
	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties
	2019	2018	2017	2019	2018	2017	2019	2018	2019	2018
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Ultimate parent	(130)	(72)	(60)	266	217	321	1,560	2,491	(2,143)	(3,594)
Immediate parent	(7)	(3)	(3)	317	275	207	8	—	(10,012)	(10,392)
Fellow subsidiaries	(66)	(86)	(76)	173	178	491	204	57	(544)	(689)
Associates & joint ventures	(29)	(28)	(20)	0	—	—	2,194	1,986	(930)	(718)

	(232)	(189)	(159)	756	670	1,019	3,966	4,534	(13,629)	(15,393)